Significant Accounting Policies (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Service revenue	$ 52,543	$ 51,973	$ 41,569
Product revenue	25,243	26,182	22,784
Total revenues	77,786	78,155	64,353
Cost of revenues	36,778	37,987	32,576
Research and development expenses	4,707	4,051	3,669
Selling and marketing expenses	14,560	14,038	11,774
General and administrative expenses	11,169	11,275	9,004
Amortization of intangible assets	456	463	473
One time acquisition related costs	300	32	609
Financial expenses	1,133	1,004	1,046
Income tax expense	1,753	(7,221)	1,845
Others	3	5	9
Net income	6,927	$ 16,521	$ 3,348
Balances without adoption of Topic 606 [Member]
Service revenue	52,887
Product revenue	24,975
Total revenues	77,862
Cost of revenues	36,778
Research and development expenses	4,707
Selling and marketing expenses	14,589
General and administrative expenses	11,169
Amortization of intangible assets	456
One time acquisition related costs	300
Financial expenses	1,133
Income tax expense	1,748
Others	3
Net income	6,979
Adj. [Member]
Service revenue	344
Product revenue	(268)
Total revenues	76
Cost of revenues
Research and development expenses
Selling and marketing expenses	29
General and administrative expenses
Amortization of intangible assets
One time acquisition related costs
Financial expenses
Income tax expense	(5)
Others
Net income	$ 52